Note 6 - Loans, Net of Allowance for Credit Losses (Details Textual) - Loans [member] - CAD ($)	Oct. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Total financial assets	$ 2,992,678,000	$ 2,103,050,000
Financial assets impaired [member]
Statement Line Items [Line Items]
Total financial assets	$ 279,000	$ 0